Financial Instruments	3 Months Ended
Mar. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

11. Financial Instruments

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company’s non-derivative financial instruments at March 31, 2016, and December 31, 2015.

		March 31,		December 31,
		2016		2015
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets
Cash and cash equivalents	1	$517.770	517.770	$549.500	549.500
Accounts receivable(1)(2)	2	3.853.875	3.853.875	3.521.741	3.521.741
Available for sale financial assets	1	299.612	299.612	275.770	275.770

Liabilities
Accounts payable(1)	2	791.286	791.286	780.851	780.851
Short-term debt(1)	2	412.847	412.887	128.304	128.304
Long-term debt, excluding Amended 2012 Credit Agreement, Senior Notes and convertible bonds	2	113.329	114.428	172.919	172.919
Amended 2012 Credit Agreement	2	2.591.669	2.604.871	2.611.580	2.625.591
Senior Notes	2	5.392.631	5.874.264	5.325.618	5.782.937
Convertible bonds	2	428.132	571.850	407.705	546.057
Noncontrolling interests subject to put provisions	3	1.088.272	1.088.272	1.028.368	1.028.368

(1) Also includes amounts from related parties.
(2) Includes long-term accounts receivable, which are included in "Other assets" in the Consolidated Balance Sheets.

The carrying amounts in the table are included in the Consolidated Balance Sheets under the indicated captions, or in the case of long-term debt, in the captions shown in Note 5.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term debt are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The fair value of available for sale financial assets quoted in an active market is based on price quotations at the period-end date.

The fair values of major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of noncontrolling interests subject to put provisions is determined using significant unobservable inputs. See Note 8 for a discussion of the Company’s methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company’s financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in foreign exchange rates and interest rates. In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company’s General Partner. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company’s policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives the Company concluded Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

The Company elects not to offset the fair values of derivative financial instruments subject to master netting agreements in its Consolidated Balance Sheets.

At March 31, 2016 and December 31, 2015, the Company had $16.902 and $24.366, respectively, of derivative financial assets subject to netting arrangements and $25.693 and $12.765, respectively, of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of $8.770 and $16.273 as well as net liabilities of $17.561 and $4.672 at March 31, 2016 and December 31, 2015, respectively.

In connection with the issuance of the equity-neutral convertible bonds in September 2014, the Company purchased share options. Any change in the Company’s share price above the conversion price would be offset by a corresponding value change in the share options.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company’s international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

Additionally, individual subsidiaries are exposed to transactional risks mainly resulting from intercompany purchases between production sites and other subsidiaries with different functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the invoicing currencies and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. At March 31, 2016 and December 31, 2015, the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in Accumulated Other Comprehensive Income (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or as an adjustment of interest income/expense for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled $131.399 and $193.880 at March 31, 2016 and December 31, 2015, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies which do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these two cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled $2.480.202 and $1.637.129 at March 31, 2016 and December 31, 2015, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges and have been entered into in order to effectively convert payments based on variable interest rates into payments at a fixed interest rate. The euro-denominated interest rate swaps expire between 2016 and 2019 and have a weighted average interest rate of 0,70%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

At March 31, 2016 and December 31, 2015, the notional amount of the euro-denominated interest rate swaps in place was €370.000 and €376.000 ($421.245 and $409.351 at March 31, 2016 and December 31, 2015, respectively).

In addition, the Company also enters into interest rate hedges (“pre-hedges”) in anticipation of future long-term debt issuance, from time to time. These pre-hedges are used to hedge interest rate exposures with regard to interest rates which are relevant for the future long-term debt issuance and which could rise until the respective debt is actually issued. These pre-hedges were settled at the issuance date of the corresponding long-term debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the debt. At March 31, 2016 and December 31, 2015, the Company had $56.265 and $58.581, respectively, related to such settlements of pre-hedges deferred in AOCI, net of tax.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company’s derivatives at March 31, 2016 and December 31, 2015.

	March 31, 2016		December 31, 2015

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	3.807	(1.726)	3.114	(2.921)
Interest rate contracts	-	(1.225)	-	(1.637)
Non-current
Foreign exchange contracts	-	-	171	(127)
Interest rate contracts	-	(1.880)	-	(961)
Total	$3.807	$(4.831)	$3.285	$(5.646)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	15.255	(32.992)	23.908	(7.056)
Non-current
Foreign exchange contracts	2.963	(3)	1.062	(65)
Derivatives embedded in the convertible bonds	-	(117.469)	-	(115.990)
Share options to secure the convertible bonds	117.469	-	115.990	-
Total	$135.687	$(150.464)	$140.960	$(123.111)

(1) At March 31, 2016 and December 31, 2015, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

	Amount of Gain or (Loss) Recognized in AOCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)			(Effective Portion)
	for the three months ended March 31,			for the three months ended March 31,
	2016	2015	(Effective Portion)	2016	2015

Interest rate contracts	$(3.495)	$13.509	Interest income/expense	$6.234	$6.165
Foreign exchange contracts	2.309	(19.928)	Costs of Revenue	(481)	7.206
	$(1.186)	$(6.419)		$5.753	$13.371

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives
	Location of (Gain) or Loss Recognized in Income on Derivatives
		for the three months ended March 31,
		2016	2015

Foreign exchange contracts	Selling, general and administrative expense	$26.700	$(29.247)

Foreign exchange contracts	Interest income/expense	707	2.433
Derivatives embedded in the convertible bonds	Interest income/expense	(3.703)	47.338
Share options to secure the convertible bonds	Interest income/expense	3.703	(47.338)
		$27.407	$(26.814)

	Amount of Gain or (Loss) Recognized in AOCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion)			(Effective Portion)
	for the three months ended March 31,			for the three months ended March 31,
	2016	2015	(Effective Portion)	2016	2015

Interest rate contracts	$(3.495)	$13.509	Interest income/expense	$6.234	$6.165
Foreign exchange contracts	2.309	(19.928)	Costs of Revenue	(481)	7.206
	$(1.186)	$(6.419)		$5.753	$13.371

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives
	Location of (Gain) or Loss Recognized in Income on Derivatives
		for the three months ended March 31,
		2016	2015

Foreign exchange contracts	Selling, general and administrative expense	$26.700	$(29.247)

Foreign exchange contracts	Interest income/expense	707	2.433
Derivatives embedded in the convertible bonds	Interest income/expense	(3.703)	47.338
Share options to secure the convertible bonds	Interest income/expense	3.703	(47.338)
		$27.407	$(26.814)

For foreign exchange derivatives at March 31, 2016, the Company expects to recognize $471 of losses deferred in AOCI in earnings during the next twelve months.

The Company expects to incur additional interest expense of $22.389 over the next twelve months which is currently deferred in AOCI. This amount reflects the projected amortization of the settlement amount of the terminated swaps and the current fair value of the additional interest payments resulting from the interest rate swaps maturing between 2016 and 2019 at March 31, 2016.

At March 31, 2016, the Company had foreign exchange derivatives with maturities of up to 15 months and interest rate swaps with maturities of up to 43 months.